Income Taxes (Deferred tax asset and liability reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 83
Deferred tax asset, insurance reserve discounting	11	(5)
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Employee Benefits	46	53
Accumulated Deferred Investment Tax Credit	80	58
Deferred Tax Assets, Operating Loss Carryforwards	89	106
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	30	30
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	0	12
Deferred Tax Assets, Tax Credit Carryforwards	62	66
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	9	9
Deferred Tax Assets, Other	0	11
Deferred Tax Assets, Gross	327	345
Deferred Tax Assets, Valuation Allowance	26	27
Deferred Tax Assets, Net	301	318
Deferred tax liability, title plant	(83)	(72)
Deferred Tax Liabilities, Goodwill and Intangible Assets, Intangible Assets	(275)	(283)
Deferred Tax Liabilities, Other	(13)
Deferred tax liabilities, investments	(53)	(65)
Deferred Tax Liabilities, Property, Plant and Equipment	(14)	(10)
Deferred tax liability reserve and accruals doubtful accounts	(6)	(6)
Deferred Tax Liabilities, Leasing Arrangements	1	0
Deferred Income Tax Liabilities	(445)	(441)
Deferred Tax Assets (Liabilities), Net	(144)	(123)
Other Information Pertaining to Income Taxes	16
Deferred Income Taxes and Tax Credits	62
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	6
Remy
Deferred taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	101
Deferred Tax Assets, Operating Loss Carryforwards	165
Deferred Tax Assets, Valuation Allowance	7
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	64
Deferred Tax Assets, Tax Credit Carryforwards, General Business	16
O'Charley's
Deferred taxes [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, General Business	$ 40